Significant Changes in the Current Reporting Period - Additional Information (Details) € in Millions						12 Months Ended
	Jul. 17, 2018 USD ($) Milestone	Jun. 29, 2018 USD ($)	Mar. 06, 2018 USD ($)	Dec. 14, 2017 USD ($)	Dec. 14, 2017 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 17, 2018 $ / shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Remeasurement of deferred tax balances							21.00%
Borrowings							$ 0
Commencing period of principal repayments						October 2019
Deferred commencing period of principal repayments						October 2020
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings principal amount			$ 75,000,000
Borrowings, maturity			March 2022			March 2022
Hercules Capital, Inc. | Floating Interest Rate | Tranche One
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings			$ 35,000,000
Hercules Capital, Inc. | Floating Interest Rate | Tranche Two
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings			$ 40,000,000			$ 40,000,000
NovaQuest | Fixed interest rate [member]
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings principal amount		$ 40,000,000
Borrowings, maturity		July 2026
Line of credit facility expiration period		8 years
NovaQuest | Fixed interest rate [member] | Equity Placement
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings principal amount		$ 10,000,000
NovaQuest | Fixed interest rate [member] | Tranche One
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings		30,000,000
NovaQuest | Fixed interest rate [member] | Tranche Two
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings		$ 10,000,000
Tasly | Strategic Alliance
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Proceeds from closing of strategic alliance	$ 40,000,000
Number of escalating milestone payments | Milestone	6
Tasly | Technology Access Fee | Strategic Alliance
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Proceeds from closing of strategic alliance	$ 20,000,000
Tasly | Equity Purchase Fee | Strategic Alliance
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Proceeds from closing of strategic alliance	$ 20,000,000
Sale of equity price per share | $ / shares								$ 1.86
Premium percentage used to calculate equity purchase price per share	20.00%
Tasly | Product Regulatory Approval | Strategic Alliance
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Proceeds from closing of strategic alliance	$ 25,000,000
U.S. Corporate income tax rate
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Corporate income tax rate						21.00%	35.00%
Ti Genix NV
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Amount of non-refundable up-front payment				$ 5,900,000	€ 5.0
Additional amount of non-refundable up-front payment | €					5.0
Maximum receipt on non refundable upfront payment upon reaching product Rrgulatory milestone | €					€ 10.0